Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 22,380	$ 15,503
Total cash and cash equivalents	$ 22,380	$ 15,503